Intangible Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Intangible Assets [Abstract]
Intangible Assets

(9) INTANGIBLE ASSETS

Identifiable acquisition-related intangible assets as of March 31, 2012 and June 30, 2011 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net
March 31, 2012
Customer relationships	$172,092	$(39,303)	$132,789
Certifications	3,488	—	3,488
Trade names	548	(183)	365

Total	$176,128	$(39,486)	$136,642

June 30, 2011
Customer relationships	$133,317	$(28,645)	$104,672
Non-compete agreements	8,835	(8,835)	—
Trade names	500	(500)	—

Total	$142,652	$(37,980)	$104,672

The weighted average amortization period for the Company's finite lived intangible assets is 12.4 years. The amortization of intangible assets during the three months ended March 31, 2012 and 2011 was $3,832 and $3,319, respectively, and $10,843 and $9,364 during the nine months ended March 31, 2012 and 2011, respectively.

During the nine months ended March 31, 2012, the Company wrote off $9,335 in fully amortized intangible assets. Estimated future amortization of intangible assets is as follows:

Year ending June 30,
2012 (remaining three months)	$4,024
2013	15,778
2014	13,334
2015	10,954
2016	10,859
Thereafter	78,205

Total	$133,154

(9) INTANGIBLE ASSETS

Identifiable acquisition-related intangible assets as of June 30, 2011 and 2010 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net
June 30, 2011
Customer relationships	$133,317	$(28,645)	$104,672
Non-compete agreements	8,835	(8,835)	—
Tradenames	500	(500)	—

Total	$142,652	$(37,980)	$104,672

June 30, 2010
Customer relationships	$72,800	$(16,381)	$56,419
Non-compete agreements	8,835	(8,623)	212
Tradenames	500	(417)	83

Total	$82,135	$(25,421)	$56,714

The amortization of intangible assets for the years ended June 30, 2011, 2010 and 2009 was $12,558, $11,035 and $8,817, respectively. Estimated future amortization of intangible assets is as follows:

Year ending June 30,
2012	$13,289
2013	13,289
2014	11,073
2015	8,693
2016	8,598
Thereafter	49,730

Total	$104,672